Employee Benefit Plans (Details 5)	Dec. 31, 2011	Dec. 31, 2010
Retirement Plans [Member]
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.75%	5.75%
Rate of compensation increase	4.00%	4.00%
Other Benefits [Member]
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.55%	5.50%
Rate of compensation increase	0.00%	0.00%